ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2018
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

20.   ACCUMULATED OTHER COMPREHENSIVE INCOME

		Unrealized gain on available-for-sale
	Foreign	investments
	currency		Income tax
	translation	Before	(expense)	Net-of-tax
	adjustment	tax amount	or benefit	amount	Total
	RMB	RMB	RMB	RMB	RMB
Balance at January 1, 2016	1,241	—	—	—	1,241
Other comprehensive income/(loss) before reclassification	42,696	10,695	(2,674)	8,021	50,717
Amounts reclassified from accumulated other comprehensive income/(loss)	—	(10,695)	2,674	(8,021)	(8,021)
Balance at December 31, 2016	43,937	—	—	—	43,937

Other comprehensive income/(loss) before reclassification	(18,714)	37,277	(7,283)	29,994	11,280
Amounts reclassified from accumulated other comprehensive income/(loss)	—	(38,392)	7,598	(30,794)	(30,794)
Balance at December 31, 2017	25,223	(1,115)	315	(800)	24,423

Cumulative effect of adoption of ASU 2016-01	—	1,115	(315)	800	800
Other comprehensive income/(loss) before reclassification	22,538	—	—	—	22,538
Amounts reclassified from accumulated other comprehensive income/(loss)	—	—	—	—	—
Balance at December 31, 2018	47,761	—	—	—	47,761
Balance at December 31, 2018 in USD (Note2) (unaudited)	6,947	—	—	—	6,947

The amounts reclassified out of accumulated other comprehensive income represent realized gains on the available-for-sale investments upon their sales prior to the adoption of ASU 2016-01, which were then recorded in “Trading gains / (losses), net” in the consolidated statements of comprehensive income/(loss).